Financial risk management and fair values of financial instruments - Group's profit after tax (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 112,900,387	$ 40,821,718
Financial assets measured at FVPL | Financial assets, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,906,000
Unlisted securities | Financial liabilities, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	425,031,617
Level 3. | Financial assets measured at FVPL | Financial assets, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,906,000
Level 3. | Unlisted securities | Financial liabilities, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	425,031,617
Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		15,346,113
Debt Securities [Member] | Level 1.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Debt Securities [Member] | Level 2.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	0
Debt Securities [Member] | Level 3.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 15,346,113